Property, plant and equipment (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment
Property, plant and equipment	$ 111,696	$ 83,712
Right-of-use assets
Property, plant and equipment
Property, plant and equipment	$ 3,800	$ 12,900